Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES
Net income	$ 2,537,760	$ 2,454,145	$ 2,339,281
Adjustments to reconcile net income to net cash provided by operating activities:
Provision (credit) for loan losses	(248,000)	600,000	220,000
Depreciation and amortization	529,109	486,179	496,618
Amortization of investment securities, net	574,426	329,738	130,563
Investment security gains	(1,090,703)	(730,897)	(565,274)
Loss on disposal of assets	4,688		400
Increase in cash surrender value of bank-owned life insurance	(106,563)	(103,203)	(104,660)
Decrease (increase) in interest receivable	12,333	(45,438)	108,800
Decrease in interest payable	(55,128)	(58,936)	(127,787)
Other, net	153,257	879,265	1,516,369
Net cash provided by operating activities	2,311,179	3,810,853	4,014,310
INVESTING ACTIVITIES
Net decrease in loans, net of charge-offs	9,945,229	11,727,442	7,148,912
Recoveries on loans previously charged-off	21,616	55,862	10,108
Proceeds from sales of securities available-for-sale	35,972,158	24,092,900	17,588,511
Proceeds from maturities of securities available-for-sale	30,990,795	53,578,129	47,269,966
Principal collected on mortgage-backed securities	16,877,447	18,632,179	13,693,963
Purchases of securities available-for-sale	(110,735,248)	(110,123,074)	(96,626,108)
Purchases of premises and equipment	(1,115,734)	(689,777)	(1,412,164)
Net cash used in investing activities	(18,043,737)	(2,726,339)	(12,326,812)
FINANCING ACTIVITIES
Net increase in deposits	7,284,957	10,702,268	7,228,741
Dividends paid	(1,259,142)	(1,256,139)	(1,210,677)
Increase in short-term borrowings	4,753,084	536,086	2,451,988
Repayment of Federal Home Loan Bank borrowings	(86,603)	(82,569)	(3,578,726)
Net cash provided by financing activities	10,692,296	9,899,646	4,891,326
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(5,040,262)	10,984,160	(3,421,176)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	20,916,773	9,932,613	13,353,789
CASH AND CASH EQUIVALENTS, END OF YEAR	15,876,511	20,916,773	9,932,613
Supplemental Disclosures:
Cash Paid for Interest	1,844,424	2,288,243	3,183,289
Cash Paid for Income Taxes	$ 451,386	$ 367,036	$ 391,918